Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of Financial Assets Measured at Fair Value Level on Recurring Basis	The following table sets forth the Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy as at June 30, 2023 and June 30, 2022 that are not otherwise disclosed. As required by IFRS 13, financial assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
	Fair value as at June 30, 2023
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$6,296,312	$-	$-	$6,296,312
Short-term investments	198,375	-	-	198,375
Equity investments	283,081	-	-	283,081
	Fair value as at June 30, 2022
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$29,322,504	$-	$-	$29,322,504
Short-term investments	192,398	-	-	192,398
Equity investments	496,741	-	-	496,741

Schedule of Remaining Contractual Maturities of Financial Liabilities	The following summarizes the remaining contractual maturities of the Company’s financial liabilities:
	June 30, 2023		June 30, 2022
	Due within a year	Total	Total
Accounts payable and accrued liabilities	$2,280,553	$2,280,553	$3,492,269
Due to a related party	56,102	56,102	377,031
	$2,336,655	$2,336,655	$3,869,300

Schedule of Currency Risk Affect Net Income	The Company’s exposure to foreign exchange risk that could affect net income is summarized as follows:
Financial assets denominated in foreign currencies other than
relevant functional currency	As at June 30, 2023	June 30, 2022
United States dollars	$320,994	$468,714
Bolivianos	869,869	886,188
Total	$1,190,863	$1,354,902

Financial liabilities denominated in foreign currencies other than relevant functional currency
United States dollars	$73,970	$-
Bolivianos	1,543,889	1,619,261
Total	$1,617,859	$1,619,261